Carrying amount of goodwill by reportable segments and Corporate group (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Beginning Balance		$ 647,757	$ 647,757
Goodwil, Acquired During Period		4,430	0
Goodwill Purchase Accounting Adjustments		0	0
Goodwill Written Off Related To Business Unit To Be Disposed	186,500	186,511	0	0
Other		0	0
Ending Balance		465,676	647,757	647,757
Segment, Discontinued Operations [Member]
Goodwill [Line Items]
Goodwill Written Off Related To Business Unit To Be Disposed		186,511	0
Banco Popular De Puerto Rico [Member]
Goodwill [Line Items]
Beginning Balance		245,679	245,679
Goodwil, Acquired During Period		4,430	0
Goodwill Purchase Accounting Adjustments		0	0
Goodwill Written Off Related To Business Unit To Be Disposed		0
Other		0	0
Ending Balance		250,109	245,679
Banco Popular North America [Member]
Goodwill [Line Items]
Beginning Balance		402,078	402,078
Goodwil, Acquired During Period		0	0
Goodwill Purchase Accounting Adjustments		0	0
Goodwill Written Off Related To Business Unit To Be Disposed		(186,511)
Other		0	0
Ending Balance		$ 215,567	$ 402,078